UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03264

Exact name of registrant as specified in charter:	Dryden Government Securities Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	11/30/2004

Date of reporting period:	5/31/2004

Item 1 –	Reports to Stockholders – [ INSERT REPORT ]

Dryden Government Securities Trust/

Money Market Series &

U.S. Treasury Money Market Series

MAY 31, 2004	SEMIANNUAL REPORT

FUND TYPE

Money market

OBJECTIVES

Money Market Series: High current income, preservation of capital, and maintenance of liquidity.

U.S. Treasury Money Market Series: High current income consistent with the preservation of principal and liquidity.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

July 16, 2004

The U.S. stock market slowed in 2004 following its particularly strong performance in 2003. Some investors still seem to be watching developments from the sidelines, preferring to remain cautious. This is understandable, considering the unsettled global political climate and the potential for rising short-term interest rates in the United States. Having a broadly diversified asset allocation strategy can help protect you against inflation and increase your chances of participating in economic growth. As part of such a strategy, holding a cash reserve in a money market fund can help you meet short-term obligations or deal with emergencies without having to liquidate longer-term assets at what may be an inappropriate time.

As always, we believe you are best served by a diversified asset allocation strategy developed in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are Registered Investment Advisors and Prudential Financial companies.

Sincerely,

Judy A. Rice, President

Dryden Government Securities Trust/Money Market Series

Dryden Government Securities Trust/U.S. Treasury Money Market Series

Your Trust’s Performance

Series objectives—Money Market Series

The investment objectives of the Money Market Series (the Series) are high current income, preservation of capital, and maintenance of liquidity. There can be no assurance that the Money Market Series will achieve its investment objectives.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in it.

Fund Facts as of 5/31/04
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	0.16%	$1.00	52 Days	$402.8
Class Z	0.29%	$1.00	52 Days	$18.5
iMoneyNet, Inc. Government & Agency Retail Avg.*	0.36%	N/A	50 Days	N/A

*iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Government & Agency Retail Average as of May 25, 2004, the closest date to the end of our reporting period.

Series objective—U.S. Treasury Money Market Series

The investment objective of the U.S. Treasury Money Market Series (the Series) is high current income consistent with the preservation of principal and liquidity. There can be no assurance that the U.S. Treasury Money Market Series will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in it.

Fund Facts as of 5/31/04
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	0.29%	$1.00	50 Days	$295.5
Class Z	0.42%	$1.00	50 Days	$6.7
iMoneyNet, Inc. Treasury Retail Avg.*	0.35%	N/A	63 Days	N/A

*iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Treasury Retail Average as of May 25, 2004, the closest date to the end of our reporting period.

2	Visit our website at www.jennisondryden.com

Financial Statements

MAY 31, 2004	SEMIANNUAL REPORT

Dryden Government Securities Trust

Money Market Series & U.S. Treasury Money Market Series

Portfolio of Investments

as of May 31, 2004 (Unaudited)

Money Market Series

Principal Amount (000)	Description	Value (Note 1)

Federal Farm Credit Bank 0.6%
$ 2,500	1.70%, 6/30/04	$2,501,272

Federal Home Loan Bank 28.5%
33,000	1.00%, 7/14/04, F.R.N.	32,998,275
30,000	0.996%, 11/24/04, F.R.N.	29,996,518
20,000	1.05%, 4/7/05, F.R.N.	19,998,298
295	6.565%, 6/18/04	295,748
20,000	Zero Coupon, 8/4/04	19,960,889
7,000	2.25%, 8/13/04	7,015,521
10,000	1.40%, 4/1/05	10,000,000

		120,265,249

Federal Home Loan Mortgage Corporation 3.0%
3,500	6.25%, 7/15/04	3,521,777
9,000	3.25%, 11/15/04	9,087,123

		12,608,900

Federal National Mortgage Association 36.4%
6,340	1.003%, 9/10/04, F.R.N.	6,339,515
17,500	1.00%, 10/28/04, F.R.N.	17,497,107
25,000	1.04%, 2/18/05, F.R.N.	24,997,301
35,000	1.20%, 2/18/05, F.R.N.	35,000,000
22,000	Zero Coupon, 6/1/04	22,000,000
28,000	Zero Coupon, 7/1/04	27,975,966
10,000	6.50%, 8/15/04	10,107,603
9,500	1.40%, 3/29/05	9,500,000

		153,417,492

Repurchase Agreements(a) 38.4%
40,992	Bank of America, 1.03%, dated 5/27/04, due 6/2/04 in the amount of $40,999,037 (cost $40,992,000; the value of the collateral including interest was $41,811,840)	40,992,000
13,901	Credit Suisse First Boston Corp., 1.03%, dated 5/24/04, due 6/1/04 in the amount of $13,904,182 (cost $13,901,000; the value of the collateral including interest was $14,181,205)	13,901,000

See Notes to Financial Statements.

4	Visit our website at www.jennisondryden.com

Principal Amount (000)	Description	Value (Note 1)

$ 2,700	Credit Suisse First Boston Corp., 1.03%, dated 5/26/04, due 6/2/04 in the amount of $2,700,541 (cost $2,700,000; the value of the collateral including interest was $2,756,520)	$2,700,000
14,012	Credit Suisse First Boston Corp., 1.03%, dated 5/27/04, due 6/3/04 in the amount of $14,014,806 (cost $14,012,000; the value of the collateral including interest was $14,296,603)	14,012,000
20,000	Deutsche Bank Securities, Inc., 1.03%, dated 3/15/04, due 6/15/04 in the amount of $20,052,644 (cost $20,000,000; the value of the collateral including interest was $20,400,000)	20,000,000
28,080	Joint Repurchase Agreement (Note 4), 1.047%, dated 5/28/04, due 6/1/04 in the amount of $28,083,266 (cost $28,080,000; the value of the collateral including interest was $28,642,751)	28,080,000
42,000	UBS, 1.03%, dated 5/28/04, due 6/4/04 in the amount of $42,008,412 (cost $42,000,000; the value of the collateral including interest was $42,840,332)	42,000,000

		161,685,000

	Total Investments 106.9% (amortized cost $450,477,913(b))	450,477,913
	Liabilities in excess of other assets (6.9%)	(29,160,577)

	Net Assets 100%	$421,317,336

F.R.N.—Floating Rate Note. The interest rate reflected is the rate in effect at May 31, 2004.

(a)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(b)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

See Notes to Financial Statements.

Dryden Government Securities Trust	5

Portfolio of Investments

as of May 31, 2004 (Unaudited)

U.S. Treasury Money Market Series

Principal Amount(000)	Description	Value (Note 1)

United States Treasury Bills 71.9%
$12,163	0.91%, 6/3/04	$12,162,422
50,000	0.92%, 6/14/04	49,983,479
25,000	0.91%, 6/17/04	24,990,000
57,545	0.92%, 6/24/04	57,511,281
44,940	0.89%, 7/1/04	44,904,901
17,813	1.05%, 8/26/04	17,770,915
10,000	1.10%, 9/9/04	9,972,917

		217,295,915

United States Treasury Notes 25.6%
34,092	2.875%, 6/30/04	34,141,347
14,465	2.125%, 8/31/04	14,494,438
3,350	1.875%, 9/30/04	3,359,485
14,910	5.875%, 11/15/04	15,231,849
10,000	1.625%, 3/31/05	10,039,958

		77,267,077

	Total Investments 97.5% (amortized cost $294,562,992(a))	294,562,992
	Other assets in excess of liabilities 2.5%	7,594,479

	Net Assets 100%	$302,157,471

(a)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

See Notes to Financial Statements.

6	Visit our website at www.jennisondryden.com

Statement of Assets and Liabilities

as of May 31, 2004 (Unaudited)

Assets	Money Market Series	U.S. Treasury Money Market Series
Investments, at amortized cost	$288,792,913	$294,562,992
Repurchase Agreements	161,685,000	—
Receivable for investments sold	—	51,740,861
Interest receivable	667,240	1,002,855
Receivable for Series shares sold	558,779	7,494,208
Prepaid expenses and other assets	9,136	6,822

Total assets	451,713,068	354,807,738

Liabilities
Payable for investments purchased	27,975,967	49,983,479
Payable for Series shares reacquired	1,659,562	2,280,603
Accrued expenses and other liabilities	366,876	219,889
Payable to custodian	179,424	2,347
Management fee payable	144,954	100,939
Distribution fee payable	43,328	30,820
Dividends payable	15,422	20,225
Deferred trustees’ fees	10,199	11,965

Total liabilities	30,395,732	52,650,267

Net Assets	$421,317,336	$302,157,471

Net assets were comprised of:
Shares of beneficial interest, at par ($.01 per share)	$4,213,173	$3,021,575
Paid-in capital in excess of par	417,104,163	299,135,896

Net assets, May 31, 2004	$421,317,336	$302,157,471

Class A
Net asset value, offering price and redemption price per share ($402,781,313 ÷ 402,781,313 shares of beneficial interest issued and outstanding)	$1.00

Net asset value, offering price and redemption price per share ($295,454,079 ÷ 295,454,079 shares of beneficial interest issued and outstanding)		$1.00

Class Z
Net asset value, offering price and redemption price per share ($18,536,023 ÷ 18,536,023 shares of beneficial interest issued and outstanding)	$1.00

Net asset value, offering price and redemption price per share ($6,703,392 ÷ 6,703,392 shares of beneficial interest issued and outstanding)		$1.00

See Notes to Financial Statements.

Dryden Government Securities Trust	7

Statement of Operations

Six Months Ended May 31, 2004 (Unaudited)

Net Investment Income	Money Market Series	U.S. Treasury Money Market Series
Interest	$2,595,830	$1,692,041

Expenses
Management fee	954,735	693,936
Distribution fee—Class A	285,907	212,501
Transfer agent’s fees and expenses	621,000	82,000
Reports to shareholders	77,000	40,000
Custodian’s fees and expenses	54,000	46,000
Legal fees and expenses	49,000	41,000
Registration fees	43,000	34,000
Audit fee	18,000	9,000
Trustees’ fee	10,000	14,000
Insurance expenses	5,000	4,000
Miscellaneous	9,324	3,087

Total expenses	2,126,966	1,179,524

Net investment income	468,864	512,517

Realized Gain on Investments
Net realized gain on investment transactions	13,339	23,768

Net Increase In Net Assets Resulting From Operations	$482,203	$536,285

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets (Unaudited)

Money Market Series

	Six Months Ended May 31, 2004	Year Ended November 30, 2003
Increase (Decrease) In Net Assets
Operations
Net investment income	$468,864	$2,782,767
Net realized gain on investment transactions	13,339	17,514

Net increase in net assets resulting from operations	482,203	2,800,281

Dividends and distributions (Note 1)
Class A	(450,331)	(2,675,669)
Class Z	(31,872)	(124,612)

	(482,203)	(2,800,281)

Series share transactions(a) (Note 5)
Net proceeds from shares subscribed	389,855,392	855,912,790
Net asset value of shares issued in reinvestment of dividends and distributions	471,168	2,790,554
Cost of shares reacquired	(496,301,629)	(961,997,498)

Net decrease in net assets from Series shares transactions	(105,975,069)	(103,294,154)

Total decrease	(105,975,069)	(103,294,154)

Net Assets
Beginning of period	527,292,405	630,586,559

End of period	$421,317,336	$527,292,405

(a)	At $1.00 per share for the Money Market Series.

See Notes to Financial Statements.

Dryden Government Securities Trust	9

Statement of Changes in Net Assets (Unaudited)

U.S. Treasury Money Market Series

	Six Months Ended May 31, 2004	Year Ended November 30, 2003
Increase (Decrease) In Net Assets
Operations
Net investment income	$512,517	$2,891,611
Net realized gain on investment transactions	23,768	95,657

Net increase in net assets resulting from operations	536,285	2,987,268

Dividends and distributions (Note 1)
Class A	(521,284)	(2,947,679)
Class Z	(15,001)	(39,589)

	(536,285)	(2,987,268)

Series share transactions(a) (Note 5)
Net proceeds from shares subscribed	992,831,456	4,022,332,273
Net asset value of shares issued in reinvestment of dividends and distributions	495,067	2,634,240
Cost of shares reacquired	(1,040,491,902)	(4,062,912,149)

Net decrease in net assets from Series shares transactions	(47,165,379)	(37,945,636)

Total decrease	(47,165,379)	(37,945,636)

Net Assets
Beginning of period	349,322,850	387,268,486

End of period	$302,157,471	$349,322,850

(a)	At $1.00 per share for the U.S. Treasury Money Market Series.

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Notes to Financial Statements

(Unaudited)

Dryden Government Securities Trust (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund consists of two series: the Money Market Series and the U.S. Treasury Money Market Series (each a “Series”); the monies of each series are invested in separate, independently managed portfolios. The Money Market Series seeks high current income, preservation of capital and maintenance of liquidity by investing primarily in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities that mature in 13 months or less. The U.S. Treasury Money Market Series seeks high current income consistent with the preservation of principal and liquidity by investing exclusively in U.S. Treasury obligations that mature in 13 months or less.

Note 1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and each Series in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on

Dryden Government Securities Trust	11

Notes to Financial Statements

Cont’d

the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis and are allocated to the respective Series on the basis of relative net assets except for Series specific expenses which are allocated at a Series or class level.

Dividends and Distributions: The Series declare daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and realized capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes: For federal income tax purposes, each Series of the Fund is treated as a separate taxable entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly based on the average daily net assets of each Series. With respect to the Money Market Series, the management fee is payable as follows: .40 of 1% of average daily net assets up to $1

12	Visit our website at www.jennisondryden.com

billion, .375 of 1% of the average daily net assets between $1 billion and $1.5 billion and .35 of 1% in excess of $1.5 billion. With respect to the U.S. Treasury Money Market Series, the management fee is payable at an annual rate of .40 of 1% of the average daily net assets of the Series.

Each Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A and Class Z shares of the Fund. Each Series compensates PIMS for distributing and servicing the Class A shares, pursuant to a plan of distribution (the “Class A Plan”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A shares are accrued daily and payable monthly. The distributor pays various broker-dealers for account servicing fees and for the expenses incurred by such broker-dealers. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A Plan, the Money Market Series and the U.S. Treasury Money Market Series compensate PIMS at an annual rate of .125 of 1% of each Series’ Class A average daily net assets.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended May 31, 2004, the Fund incurred fees of approximately $337,400 and $73,200, respectively, for the Money Market Series and U.S. Treasury Money Market Series. As of May 31, 2004, approximately $52,400 and $11,400 of such fees were due to PMFS, respectively, for the Money Market Series and U.S. Treasury Money Market Series. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

Note 4. Joint Repurchase Agreement Account

The Money Market Series, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of May 31, 2004, the Money Market Series had a 28.9% undivided interest in the joint account. The undivided interest for the Money Market Series represents $28,080,000 in principal

Dryden Government Securities Trust	13

Notes to Financial Statements

Cont’d

amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:

Greenwich Capital Markets, Inc., 1.05%, dated 05/28/04, in the principal amount of $32,413,000, repurchase price $32,416,782, due 06/01/04. The value of the collateral including accrued interest was $33,061,462.

JP Morgan, 1.05%, dated 05/28/04, in the principal amount of $32,414,000, repurchase price $32,417,782 due 06/01/04. The value of the collateral including accrued interest was $33,063,561.

Credit Suisse First Boston Corp., 1.04%, dated 05/28/04, in the principal amount of $32,413,000, repurchase price $32,416,746, due 06/01/04. The value of the collateral including accrued interest was $33,063,762.

Note 5. Capital

The Fund offers Class A and Class Z shares. Neither Class A nor Class Z shares are subject to any sales or redemption charge. Class Z shares are offered exclusively for sale to a limited group of investors. The Money Market Series may also offer Class S shares. There are no Class S shares currently issued and outstanding. Each Series has authorized an unlimited number of shares of beneficial interest at $.01 par value.

Transactions in shares of beneficial interest at $1 net asset value per share, for the Money Market Series were as follows:

Class A	Six Months Ended May 31, 2004	Year Ended November 30, 2003
Shares sold	387,728,255	844,459,956
Shares issued in reinvestment of dividends and distributions	438,650	2,662,762
Shares reacquired	(490,191,745)	(949,900,975)

Net increase (decrease) in shares outstanding	(102,024,840)	(102,778,257)

Class Z
Shares sold	2,127,137	11,452,834
Shares issued in reinvestment of dividends and distributions	32,518	127,792
Shares reacquired	(6,109,884)	(12,096,523)

Net increase (decrease) in shares outstanding	(3,950,229)	(515,897)

14	Visit our website at www.jennisondryden.com

Transactions in shares of beneficial interest at $1 net asset value per share, for the U.S. Treasury Money Market Series were as follows:

Class A	Six Months Ended May 31, 2004	Year Ended November 30, 2003
Shares sold	990,383,644	4,017,929,839
Shares issued in reinvestment of dividends and distributions	480,267	2,594,099
Shares reacquired	(1,038,886,375)	(4,058,788,613)

Net increase (decrease) in shares outstanding	(48,022,464)	(38,264,675)

Class Z
Shares sold	2,447,812	4,402,434
Shares issued in reinvestment of dividends and distributions	14,800	40,141
Shares reacquired	(1,605,527)	(4,123,536)

Net increase (decrease) in shares outstanding	857,085	319,039

Note 6. Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP was previously the independent registered public accounting firm for the Fund. The decision to change the independent registered public accounting firm was approved by the Audit Committee and by the Board of Trustees in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Series audited by PricewaterhouseCoopers LLP through the year ended November 30, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Series and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Note 7. Reorganization

The U.S. Treasury Series historically has served as a sweep vehicle of an affiliated broker/dealer. During fiscal 2003 the U.S. Treasury Series was notified that it would no longer be utilized in such a manner. Consequently, U.S. Treasury Series assets will likely decline over time.

Dryden Government Securities Trust	15

Notes to Financial Statements

Cont’d

On November 18, 2003, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization which provided for the transfer of all assets and assumption of all liabilities of Class A and Z shares of the U.S. Treasury Money Market Series for Class A and Z shares of the Money Market Series, respectively.

At the close of business on November 19, 2003, the U.S. Treasury Series has been closed to new accounts pending the merger with the Money Market Series. Shareholders of the U.S. Treasury Series may redeem shares through the effective time of the merger.

16	Visit our website at www.jennisondryden.com

Financial Highlights

MAY 31, 2004	SEMIANNUAL REPORT

Dryden Government Securities Trust

Money Market Series & U.S. Treasury Money Market Series

Financial Highlights

(Unaudited)

Money Market Series

	Class A
	Six Months Ended May 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Net investment income and net realized gain on investment transactions	0.001
Dividends and distributions	(0.001)

Net asset value, end of period	$1.000

Total Return(a):	0.10%
Ratios/Supplemental Data:
Net assets, end of period (000)	$402,781
Average net assets (000)	$457,451
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	0.90	%(b)
Expenses, excluding distribution and service (12b-1) fees	0.77	%(b)
Net investment income	0.20	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for period less than one full year is not annualized.
(b)	Annualized.

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Class A
Year Ended November 30,
2003	2002	2001	2000	1999

$1.000	$1.000	$1.000	$1.000	$1.000

0.005	0.012	0.039	0.053	0.042
(0.005)	(0.012)	(0.039)	(0.053)	(0.042)

$1.000	$1.000	$1.000	$1.000	$1.000

0.47%	1.19%	4.04%	5.43%	4.31%

$504,806	$607,585	$608,038	$558,307	$576,868
$571,964	$612,109	$589,136	$559,103	$594,266

0.87%	0.77%	0.83%	0.91%	0.90%
0.74%	0.64%	0.70%	0.79%	0.77%
0.46%	1.14%	3.82%	5.35%	4.23%

See Notes to Financial Statements.

Dryden Government Securities Trust	19

Financial Highlights

(Unaudited) Cont’d

Money Market Series

	Class Z
	Six Months Ended May 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Net investment income and net realized gain on investment transactions	0.002
Dividends and distributions	(0.002)

Net asset value, end of period	$1.000

Total Return(a):	0.16%
Ratios/Supplemental Data:
Net assets, end of period (000)	$18,536
Average net assets (000)	$19,916
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	0.77	%(b)
Expenses, excluding distribution and service (12b-1) fees	0.77	%(b)
Net investment income	0.32	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for period less than one full year is not annualized.
(b)	Annualized

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Class Z
Year Ended November 30,
2003	2002	2001	2000	1999

$1.000	$1.000	$1.000	$1.000	$1.000

0.006	0.013	0.040	0.054	0.044
(0.006)	(0.013)	(0.040)	(0.054)	(0.044)

$1.000	$1.000	$1.000	$1.000	$1.000

0.60%	1.32%	4.16%	5.56%	4.44%

$22,486	$23,002	$31,188	$38,534	$41,546
$22,010	$27,790	$37,641	$34,243	$32,984

0.74%	0.64%	0.70%	0.79%	0.77%
0.74%	0.64%	0.70%	0.79%	0.77%
0.56%	1.27%	4.03%	5.48%	4.38%

See Notes to Financial Statements.

Dryden Government Securities Trust	21

Financial Highlights

(Unaudited)

U.S. Treasury Money Market Series

	Class A
	Six Months Ended May 31, 2004
Per Share Operating Performance:
Net Asset Value, Begining Of Period	$1.000

Net investment income and net realized gain on investment transactions	0.002
Dividends and distributions	(0.002)

Net asset value, end of period	$1.000

Total Return(a):	0.15%
Ratios/Supplemental Data:
Net assets, end of period (000)	$295,454
Average net assets (000)	$340,001
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	0.68	%(c)
Expenses, excluding distribution and service (12b-1) fees	0.56	%(c)
Net investment income	0.29	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods less than one full year are not annualized.
(b)	Reflects overall Series ratio for investment income and non-class specific expenses.
(c)	Annualized.

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Class A
Year Ended November 30,
2003	2002	2001		2000	1999

$1.000	$1.000	$1.000		$1.000	$1.000

0.006	0.013	0.038		0.052	0.041
(0.006)	(0.013)	(0.038)		(0.052)	(0.041)

$1.000	$1.000	$1.000		$1.000	$1.000

0.55%	1.32%	4.01%		5.27%	4.19%

$343,477	$381,741	$502,362		$365,154	$321,641
$507,223	$492,503	$444,533		$396,454	$383,772

0.63%	0.63%	0.62	%(b)	0.61%	0.63%
0.50%	0.50%	0.49	%(b)	0.48%	0.51%
0.56%	1.25%	3.92	%(b)	5.09%	4.08%

See Notes to Financial Statements.

Dryden Government Securities Trust	23

Financial Highlights

(Unaudited) Cont’d

U.S. Treasury Money Market Series

	Class Z
	Six Months Ended May 31, 2004
Per Share Operating Performance:
Net Asset Value, Begining Of Period	$1.000

Net investment income and net realized gain on investment transactions	0.002
Dividends and distributions	(0.002)

Net asset value, end of period	$1.000

Total Return(a):	0.21%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,703
Average net assets (000)	$6,967
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	0.56	%(c)
Expenses, excluding distribution and service (12b-1) fees	0.56	%(c)
Net investment income	0.42	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods less than one full year are not annualized.
(b)	Reflects overall Series ratio for investment income and non-class specific expenses.
(c)	Annualized.

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Class Z
Year Ended November 30,
2003	2002	2001		2000	1999

$1.000	$1.000	$1.000		$1.000	$1.000

0.007	0.014	0.040		0.053	0.043
(0.007)	(0.014)	(0.040)		(0.053)	(0.043)

$1.000	$1.000	$1.000		$1.000	$1.000

0.68%	1.45%	4.14%		5.40%	4.37%

$5,846	$5,527	$6,746		$5,510	$2,013
$5,995	$5,514	$5,870		$2,191	$1,942

0.50%	0.50%	0.49	%(b)	0.48%	0.51%
0.50%	0.50%	0.49	%(b)	0.48%	0.51%
0.64%	1.37%	4.04	%(b)	5.31%	4.19%

See Notes to Financial Statements.

Dryden Government Securities Trust	25

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Trust has delegated to the Trust’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Trust. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

TRUSTEES
Delayne Dedrick Gold • Robert F. Gunia • Robert E. La Blanc • Thomas T. Mooney • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Louis A. Weil III

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •
Jonathan D. Shain, Assistant Secretary • Deborah A. Docs, Secretary • Maryanne Ryan,
Anti-Money Laundering Compliance Officer •Lee D. Augsberger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue 10th Floor New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Government Securities Trust/Money Market Series
Share Class	A	Z
NASDAQ	PBGXX	PGZXX
CUSIP	262434301	262434400

Dryden Government Securities Trust/U.S. Treasury Money Market Series
Share Class	A	Z
NASDAQ	PUSXX	PTZXX
CUSIP	262434608	262434707

An investor should consider the investment objective, risks, and charges and expenses of a Series carefully before investing. The prospectuses for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of May 31, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management Associates and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Government Securities Trust/Money Market Series
Share Class	A	Z
NASDAQ	PBGXX	PGZXX
CUSIP	262434301	262434400

Dryden Government Securities Trust/U.S. Treasury Money Market Series
Share Class	A	Z
NASDAQ	PUSXX	PTZXX
CUSIP	262434608	262434707

MF100E2    IFS-A094193    Ed. 07/2004

Item 2 –	Code of Ethics — Not required as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 –	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 –	Submission of Matters to a Vote of Security Holders: None.

Item 10 –	Controls and Procedures

(a)    It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)    There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 –	Exhibits

(a) Code of Ethics – Not applicable with semi-annual filing.

(b) Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Government Securities Trust

By (Signature and Title)*	/s/William V. Healey
William V. Healey
Chief Legal Officer

Date July 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 30, 2004

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 30, 2004

* Print the name and title of each signing officer under his or her signature.